Average Annual Total Returns{- Fidelity Low Duration Bond Factor ETF} - 10.31 Fidelity Low Duration Bond Factor ETF PRO-09 - Fidelity Low Duration Bond Factor ETF	Fidelity Low Duration Bond Factor ETF Return Before Taxes Past 1 year	Fidelity Low Duration Bond Factor ETF Return Before Taxes Since Inception		Fidelity Low Duration Bond Factor ETF After Taxes on Distributions Past 1 year	Fidelity Low Duration Bond Factor ETF After Taxes on Distributions Since Inception		Fidelity Low Duration Bond Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Low Duration Bond Factor ETF After Taxes on Distributions and Sales Since Inception		IXYS2 Past 1 year	IXYS2 Since Inception		IXXXY Past 1 year	IXXXY Since Inception
Total	1.98%	2.88%	[1]	1.47%	2.01%	[1]	1.17%	1.83%	[1]	2.33%	3.14%	[1]	1.20%	1.96%	[1]

[1]	(a)From June 12, 2018